17. Equity reserves and dividends paid	12 Months Ended
Dec. 31, 2018
Equity Reserves And Dividends Paid
Equity reserves and dividends paid

Pursuant to the Argentine Companies Act (Ley General de Sociedades) and the bylaws, 5% of the income for the year must be allocated to the legal reserve until such reserve reaches 20% of the capital stock.

On April 29, 2016, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 154,065 and the allocation of the remaining unallocated results as of December 31, 2015 to increase the voluntary reserve by 2,927,218 in order to improve the solvency of the Company.

On October 21, 2016, the Shareholders’ Meeting of the Company approved the distribution of dividends in cash amounting to ARS 7.4 per share which were paid on November 7, 2016.

On December 16, 2016, the Shareholders’ Meeting of the Company approved the reversal of the voluntary reserve for 2,440,956, the capitalization of the reversed funds through the payment of a dividend in shares, the increase of the Company’s capital stock and the issue and distribution of 2,440,956 non-endorsable registered shares (fully paid-in). On February 8, 2017, the new shares of the Company were issued.

On April 28, 2017, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 162,480 and the allocation of the remaining unallocated results as of December 31, 2016 to increase the voluntary reserve by 3,074,975 in order to improve the solvency of the Company.

On August 15, 2017, the Shareholders’ Meeting of the Company approved the distribution of dividends in cash amounting to ARS 0.85 per share which were paid on August 30, 2017.

On April 27, 2018, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 220,913 and approved the distribution of dividends in cash amounting to ARS 0.70 per share, which were paid on May 11, 2018, allocating the remaining unallocated results as of December 31, 2017 to increase the voluntary reserve by 3,386,408 in order to improve the solvency of the Company.

As described in Note 2.1.2, the Company, subject to the Annual General Meeting’s approval, absorbed all cumulative negative unappropriated retaining earnings existing as at January 1, 2017 which were a consequence of the inflation adjustment. Such negative results were absorbed with the balances of the accounts Voluntary Reserve, Special Reserve RG CNV 609, Special Reserve Resolution IGJ 7/05, Legal Reserve, Premiums, and with part of the balance of the account Adjustment to Capital Stock.